PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions									1 Months Ended	12 Months Ended
		Jan. 21, 2021 USD ($) $ / shares shares	Sep. 21, 2020 USD ($) $ / shares shares	Oct. 16, 2018 USD ($) shares	Sep. 12, 2018 USD ($) shares	Sep. 12, 2018 CAD ($) $ / shares shares	Jan. 23, 2018 USD ($) shares	Jan. 23, 2018 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) day $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Partnership units issued, net of costs and repurchases										$ 9,000,000		$ 781,000,000		$ (16,000,000)
Repurchased and cancelled	[1]											29,000,000		31,000,000
Volume weighted average of trading price, number of trading days | day										5
Exchangeable shares issued as a result of special distribution | shares																46.3
Unit issuance	[1]									$ 9,000,000		$ 809,000,000		$ 588,000,000
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										8.0		0.0		18.0
Repurchased and cancelled	[1]											$ 1,000,000		$ 1,000,000
Unit issuance										$ 195,000,000		$ 0	[1]	$ 342,000,000	[1]
Repurchased and cancelled (in shares) | shares										0.0		0.0		0.1
Repurchased and cancelled										$ 0		$ (1,000,000)		$ (1,000,000)
Preferred Unitholders Capital | Series 14 Preferred Units | Major ordinary share transactions
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares		8.0
Number of share issued, price per share | $ / shares		$ 25
Partnership units issued, net of costs and repurchases		$ 200,000,000
Quarterly fixed distribution rate		5.00%
Underwriting related cost		$ 6,000,000
Preferred Unitholders Capital | Series 13 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares			8.0
Number of share issued, price per share | $ / shares			$ 25
Partnership units issued, net of costs and repurchases			$ 200,000,000
Quarterly fixed distribution rate			5.125%
Underwriting related cost			$ 5,000,000
Preferred Unitholders Capital | Series 11 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares					10.0	10.0
Number of share issued, price per share | $ / shares						$ 25
Partnership units issued, net of costs and repurchases					$ 190,000,000	$ 250
Share issue related cost					$ 1,000,000
Quarterly fixed distribution rate					5.10%	5.10%
Underwriting related cost					$ 4,000,000
Preferred Unitholders Capital | Series 9 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares							8.0	8.0
Number of share issued, price per share | $ / shares								$ 25
Partnership units issued, net of costs and repurchases							$ 161,000,000	$ 200
Share issue related cost							$ 1,000,000
Quarterly fixed distribution rate							5.00%	5.00%
Underwriting related cost							$ 4,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions										$ 183,000,000		$ 158,000,000		$ 136,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										0.0		0.0		0.0
Repurchased and cancelled (in shares) | shares										0.0		0.0		0.0
Repurchased and cancelled										$ 0		$ 0		$ 0
Weighted average number of shares outstanding | shares										1.6		1.6		1.6
Unit issuance										$ 0		$ 0		$ 0
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Increase in equity									$ 8,000,000
Unit issuance	[1]									$ 0		$ 250,000,000
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares									6.1	0.0		6.1		0.0
Partnership units issued, net of costs and repurchases									$ 250,000,000
Weighted average number of shares outstanding | shares										122.0		118.6		115.8
Unit issuance										$ 0	[1]	$ 250,000,000	[1]	$ 0
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares										122.0
Limited Partners
Schedule of Partnership Units [Line Items]
Repurchased and cancelled	[1]											$ 28,000,000		$ 30,000,000
Limited partners (in dollars per unit) | $ / shares	[2]									$ 0.35		$ 0.06		$ 0.53
Unit issuance	[1]									$ 9,000,000		$ 559,000,000		$ 14,000,000
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares									13.5	0.2		13.8		0.3
Number of share issued, price per share | $ / shares									$ 42.50
Partnership units issued, net of costs and repurchases									$ 575,000,000
Share issue related cost									$ 24,000,000
Repurchased and cancelled (in shares) | shares										0.0		0.8		0.9
Repurchased and cancelled										$ 0		$ 28,000,000	[1]	$ 30,000,000	[1]
Share repurchase related cost										$ 1,000,000		$ 1,000,000		$ 1,000,000
Dividend reinvestment plan, unit issued (less than) | shares										1.0		1.0		1.0
Dividend reinvestment plan, proceeds										$ 9,000,000		$ 8,000,000		$ 14,000,000
Weighted average number of shares outstanding | shares										294.7		285.6		276.9
Unit issuance	[1]									$ 9,000,000		$ 559,000,000		$ 14,000,000
Non-controlling interest— Exchange LP Units | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares				5.7						0.1		0.0		5.7
Unit issuance				$ 232,000,000						$ 0		$ 0		$ 232,000,000
Exchange LP conversion (in shares) | shares										0.3		3.2		1.3
Exchange LP unit conversion, value										$ 3,000,000		$ 53,000,000		$ 20,000,000
Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.1827
Distribution rights entitle as percent, threshold										15.00%
Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.198
Distribution rights entitle as percent, threshold										25.00%
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares												$ 0.203
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares												$ 0.22

[1]	Refer to Note 26, Partnership Capital.
[2]	Basic and diluted income per limited partner unit for the years ended December 31, 2020, 2019, and 2018 have been restated to reflect the impact of the special distribution on March 31, 2020. Refer to Note 1, Organization and Description of the Business, for further details.